Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Current assets:
Cash and cash equivalents	$ 10,763	$ 14,119
Restricted cash	215	976
Inventory	12,103	9,891
Deferred income taxes	2,067	1,748
Lease incentives receivable	3,092	241
Prepaid expenses and other	4,758	4,255
Total current assets	32,998	31,230
Property and equipment:
Land and land improvements	2,120	1,963
Buildings	1,455	1,418
Leasehold improvements	105,976	81,579
Furniture, fixtures, and equipment	30,253	21,276
Property Plant And Equipment Gross	139,804	106,236
Less accumulated depreciation	(34,236)	(25,728)
Property Plant And Equipment Net	105,568	80,508
Assets held for sale		1,850
Deferred compensation plan investments	7,802	6,159
Other assets:
Goodwill	75,365	76,103
Intangible assets, net	36,391	36,493
Loan costs, net of accumulated amortization of $168 in 2011 and $4 in 2012	45	1,868
Other	216	63
Other Assets, Net	112,017	114,527
Total assets	258,385	234,274
Current liabilities:
Accounts payable	8,804	7,491
Sales tax payable	1,687	1,299
Accrued payroll	6,262	5,913
Real estate taxes	331	417
Accrued self-insurance	1,662	1,581
Deferred revenue	10,314	8,074
Income taxes payable	1,768	60
Deferred rent obligations, current	1,314	833
Other	1,611	2,622
Total current liabilities	33,753	28,290
Long-term debt, less current maturities		70,000
Other noncurrent liabilities	4,880	4,748
Deferred compensation plan liabilities	8,415	6,969
Deferred rent obligations	22,644	16,314
Deferred tax liabilities	10,792	12,081
Total liabilities	80,484	138,402
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value , 10,000,000 shares authorized, no shares issued and outstanding at December 27, 2011 or December 25, 2012
Common stock, $0.001 par value , 190,000,000 shares authorized, 17,994,667 shares issued and outstanding at December 27, 2011 and 23,794,667 shares issued and outstanding at December 25, 2012	24	18
Additional paid in capital	119,610	51,341
Retained earnings	58,267	44,513
Accumulated other comprehensive income
Total stockholders' equity	177,901	95,872
Total liabilities and stockholders' equity	$ 258,385	$ 234,274